Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of commitments and contingencies [Abstract]
Disclosure of commitments and contingencies [Table Text Block]
	Within 1 year	Over 1 year	Total
PBJL Share transfer (ii)	$719,450	$-	$719,450